Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	DOJ and OFAC investigations £m	Other provisions £m	Total £m
1 January 2022	179	41	62	—	571	853
Differences on exchange	9	2	—	—	15	26
Provided in respect of the year (*)	198	10	—	450	187	845
Transferred to liabilities associated with assets held for sale	(20)	—	—	—	(6)	(26)
Utilised during the year	(69)	(9)	(8)	—	(91)	(177)
31 December 2022	297	44	54	450	676	1,521
Analysed on the balance sheet as
– current	240	14	10	450	373	1,087
– non-current	57	30	44	—	303	434
	297	44	54	450	676	1,521

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	Other provisions £m	Total £m
1 January 2021	241	38	70	636	985
Differences on exchange	(13)	(3)	—	(23)	(39)
Provided in respect of the year (*)	32	27	—	199	258
Utilised during the year	(81)	(21)	(8)	(241)	(351)
- in respect of MSA litigation (Texas, Minnesota, Mississippi)	—	—	—	(199)	(199)
- in respect of other	(81)	(21)	(8)	(42)	(152)
31 December 2021	179	41	62	571	853
Analysed on the balance sheet as
– current	123	14	8	316	461
– non-current	56	27	54	255	392
	179	41	62	571	853
Note:
*    Amounts provided above are shown net of reversals of unused provisions which include reversals of £35 million (2021: £20 million) for restructuring of existing businesses,
£10 million (2021: £1 million) for employee benefits and £225 million (2021: £147 million) for other provisions, of which £74 million (2021: £34 million) was reclassified to trade and other payables.